Amounts Due to Related Party and Related Party Transactions - Schedule of Notes Payable to Related Parties (Details) - Related Party [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Notes Payable One [Member]
Related Party Transaction [Line Items]
Note Date	Mar. 27, 2024	Sep. 18, 2024
Maturity Date	Dec. 31, 2025	Jan. 10, 2025
Note Principal		$ 36,842
Original Issue Discount		1,842
Net Proceeds		$ 35,000
Notes Payable Two [Member]
Related Party Transaction [Line Items]
Note Date	Mar. 27, 2024	Sep. 18, 2024
Maturity Date	Mar. 31, 2026	Jan. 16, 2025
Note Principal		$ 10,526
Original Issue Discount		526
Net Proceeds		$ 10,000
Notes Payable Three [Member]
Related Party Transaction [Line Items]
Note Date	Mar. 27, 2024	Sep. 18, 2024
Maturity Date	Mar. 31, 2026	Jan. 16, 2025
Note Principal		$ 73,684
Original Issue Discount		3,684
Net Proceeds		$ 70,000
Notes Payable Four [Member]
Related Party Transaction [Line Items]
Note Date	Apr. 10, 2024	Sep. 18, 2024
Maturity Date	Dec. 31, 2025	Jan. 19, 2025
Note Principal		$ 21,053
Original Issue Discount		1,053
Net Proceeds		$ 20,000
Notes Payable Five [Member]
Related Party Transaction [Line Items]
Note Date	Apr. 18, 2024	Sep. 18, 2024
Maturity Date	Dec. 31, 2025	Jan. 30, 2025
Note Principal		$ 105,263
Original Issue Discount		5,263
Net Proceeds		$ 100,000
Notes Payable Six [Member]
Related Party Transaction [Line Items]
Note Date	Jun. 03, 2024	Sep. 18, 2024
Maturity Date	Dec. 31, 2025	Feb. 14, 2025
Note Principal		$ 126,316
Original Issue Discount		6,316
Net Proceeds		$ 120,000
Notes Payable Seven [Member]
Related Party Transaction [Line Items]
Note Date	Sep. 19, 2024	Sep. 18, 2024
Maturity Date	Mar. 31, 2026	Feb. 20, 2025
Note Principal		$ 105,263
Original Issue Discount		5,263
Net Proceeds		$ 100,000
Notes Payable Eight [Member]
Related Party Transaction [Line Items]
Note Date	Sep. 19, 2024	Sep. 18, 2024
Maturity Date	Mar. 31, 2026	Feb. 28, 2025
Note Principal		$ 52,632
Original Issue Discount		2,632
Net Proceeds		$ 50,000
Notes Payable Nine [Member]
Related Party Transaction [Line Items]
Note Date	Sep. 19, 2024	Sep. 18, 2024
Maturity Date	Mar. 31, 2026	Mar. 04, 2025
Note Principal		$ 157,895
Original Issue Discount		7,895
Net Proceeds		$ 150,000
Notes Payable Ten [Member]
Related Party Transaction [Line Items]
Note Date	Sep. 19, 2024	Sep. 18, 2024
Maturity Date	Mar. 31, 2026	Mar. 10, 2025
Note Principal		$ 210,526
Original Issue Discount		10,526
Net Proceeds		$ 200,000
Note Payable [Member]
Related Party Transaction [Line Items]
Note Date
Note Principal		$ 900,000
Original Issue Discount		45,000
Net Proceeds		$ 855,000